Summary of Significant Accounting Policies (Details Narrative) (10Q) - USD ($)							1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 22, 2017	Jun. 22, 2017	Jun. 16, 2017	Oct. 27, 2016	Aug. 26, 2016	Jun. 17, 2015	Apr. 02, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Total delinquent loan balance								$ 335,563		$ 335,563		$ 367,098	$ 389,431
Impaired loans charged off percentage								100.00%		100.00%		100.00%
Impaired Loans description										The Company assesses loans for impairment individually when a loan is 91 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off.		The Company assesses loans for impairment individually when a loan is 91 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off.
Advertising costs								$ 2,580	$ 173,485	$ 3,460	$ 221,309	$ 373,350	$ 950,905
Reverse split				1-for-10 reverse split	1-for-1,000	1-for-100 reverse split	1-for-100 reverse stock split
Shares issued, price per share												$ 50.00	$ 10.00
Marketable securities								0		0
Proceeds on sale of marketable securities										3,400,106
Loss on sale of marketable securities								153,514		$ 153,514
Number of shares issued for cash, value												$ (209,099)
OneMain Holdings, Inc [Member]
Number of common stock acquired			151,994
Stock issued during period, value, acquisitions			$ 3,550,000
Shares issued, price per share			$ 23.38
Sale of stock, number of shares issued in transaction	3,400,000
Sale of stock, consideration received on transaction	$ 151,994
Issuance of shares for tender offer, shares			3,039,880
Available-for-sale, unrealized loss			$ 153,514
Percentage of stock sold during period		100.00%
Number of shares issued for cash		151,994
Number of shares issued for cash, value		$ 3,400,000
Office Leases [Member]
Lease expire date										Sep. 30, 2017		Sep. 30, 2017
Leasehold Improvements [Member]
Estimated useful life										5 years		5 years
Mr. Amazing Loans [Member]
Unsecured consumer loan term										5 years		5 years
Consumer Loans One [Member]
Unsecured consumer loans								5,000		$ 5,000		$ 5,000
Unsecured consumer loan term										5 years		5 years
Consumer Loans Two [Member]
Unsecured consumer loans								$ 10,000		$ 10,000		$ 10,000
Unsecured consumer loan term										5 years		5 years